Commitments and Contractual Obligations - Summary of Contractual Obligations (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 793,388
2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	47,006
2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	20,556
2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	16,451
2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	10,771
2027 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	698,604
Debt
Disclosure of contingent liabilities [line items]
Contractual capital commitments	500,000
Debt | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt | 2027 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	500,000
Purchase obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	36,896
Purchase obligations | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	29,334
Purchase obligations | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	5,199
Purchase obligations | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,363
Purchase obligations | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Purchase obligations | 2027 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Leases
Disclosure of contingent liabilities [line items]
Contractual capital commitments	21,538
Leases | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,638
Leases | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	3,950
Leases | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,989
Leases | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,673
Leases | 2027 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	8,288
Mineral properties
Disclosure of contingent liabilities [line items]
Contractual capital commitments	49,286
Mineral properties | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	9,054
Mineral properties | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	9,099
Mineral properties | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	9,099
Mineral properties | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	9,098
Mineral properties | 2027 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	12,936
Asset retirement obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	185,668
Asset retirement obligations | 2023
Disclosure of contingent liabilities [line items]
Contractual capital commitments	3,980
Asset retirement obligations | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,308
Asset retirement obligations | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,000
Asset retirement obligations | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Asset retirement obligations | 2027 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 177,380